Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2017
Registrant Name	DREYFUS LIQUID ASSETS, INC
Central Index Key	0000030158
Amendment Flag	false
Document Creation Date	May 04, 2018
Document Effective Date	May 04, 2018
Prospectus Date	May 01, 2018
Class 1 Prospectus | DREYFUS LIQUID ASSETS, INC | DREYFUS LIQUID ASSETS - Class 1
Prospectus:
Trading Symbol	DLAXX
Class 2 Prospectus | DREYFUS LIQUID ASSETS, INC | Class 2
Prospectus:
Trading Symbol	DLBXX
Class Z Prospectus | DREYFUS LIQUID ASSETS, INC | Class Z
Prospectus:
Trading Symbol	DLZXX